Victory Pioneer Fund Expense Example - Victory Pioneer Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 663
Expense Example, with Redemption, 3 Years	857
Expense Example, with Redemption, 5 Years	1,071
Expense Example, with Redemption, 10 Years	1,687
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	946
Expense Example, with Redemption, 10 Years	1,760
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	849
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	760
Expense Example, with Redemption, 10 Years	1,674
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	$ 949